Business Segment, Geographic, and Concentration Risk Information - Summary of Revenue by Segments (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Total revenue:
Total consolidated revenue	$ 23,170	$ 15,438	$ 20,551	$ 13,944
Operating Segments
Total revenue:
Total consolidated revenue	29,889	20,040	27,579	18,971
Operating Segments | Oncology Innovation Platform
Total revenue:
Total consolidated revenue	1,208	669	998	973
Operating Segments | Global Supply Chain Platform
Total revenue:
Total consolidated revenue	19,407	19,371	26,581	17,998
Operating Segments | Commercial Platform
Total revenue:
Total consolidated revenue	9,274
Intersegment Eliminations
Total revenue:
Total consolidated revenue	$ (6,719)	$ (4,602)	$ (7,028)	$ (5,027)